FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Financial assets measured at fair value
	Level 1	Level 2	Level 3	Total
Financial assets
Cash, December 31, 2018	$5,304,097	$-	$-	$5,304,097
Cash, December 31, 2017	$4,100,608	$-	$-	$4,100,608
Cash, December 31, 2016	$21,648	$-	$-	$21,648

Financial assets and financial liabilities
	December 31,	December 31,	December 31,
	2018	2017	2016
Fair value through profit or loss
Cash	$5,304,097	$4,100,608	$21,648
Fair value though other comprehensive income
Marketable securities	$-	$205,600	$176,000
Amortized cost
Receivables	$36,399	$34,653	$91,565
Restricted cash equivalents	$34,500	$34,500	$-
	$5,374,996	$4,375,361	$289,213
Amortized cost
Accounts payable and accrued liabilities	$1,636,786	$1,895,983	$2,658,018
Credit facility	$-	$-	$1,071,560
	$1,636,786	$1,895,983	$3,729,578